Net result from services and commissions (Tables)	12 Months Ended
Dec. 31, 2023
Fee and commission income (expense) [abstract]
Schedule of net result from services and commissions

	2023	2022	2021
Interchange (a)	820,630	617,552	369,340
Commissions (b)	536,580	523,889	314,586
Income from bank fees	89,507	62,544	7,052
Asset management fees (c)	64,472	30,925	50,992
Securities placement, custody and brokerage	26,300	36,508	42,182
Other	69,945	18,059	9,780
Cashback expenses (d)	(236,482)	(321,438)	(251,363)
Inter Loop (e)	(66,571)	—	—
Revenues from services and commissions	1,304,382	968,039	542,569

(a)     Refers to card operations. Previously presented as "income from exchange"
(b)     Previously presented in the lines “Revenue from services and commissions” and “Revenue from commissions and intermediation”.
(c)     Previously presented as "'Third parties' funds administration”.
(d)     Refer to amounts paid to customers as an incentive to purchase or use products. This balance is deducted directly from revenue from services and commissions; and.
(e)     This is a loyalty and rewards program offered by Banco Inter. Through this program, bank customers accumulate points in their transactions and financial operations and can exchange them for benefits, discounts, products or services.